Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	FLOWERS FOODS, INC.
Amendment Flag	false
Entity Central Index Key	0001128928
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	GA
Entity File Number	1-16247
Entity Tax Identification Number	58-2582379
Entity Address, Address Line One	1919 Flowers Circle
Entity Address, City or Town	Thomasville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31757
City Area Code	(229)
Local Phone Number	226-9110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false